Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note P - Segment Information

       The reportable segments are determined by the products and services offered, primarily distinguished between banking and consumer finance. They are also distinguished by the level of information provided to the chief operating decision maker, who uses such information to review performance of various components of the business which are then aggregated if operating performance, products/services, and customers are similar. Loans, investments, and deposits provide the majority of the net revenues from the banking operation, while loans provide the majority of the net revenues for the consumer finance segment. All Company segments are domestic.

Total revenues from the banking segment, which accounted for the majority of the Company's total revenues, totaled 91.8%, 92.9% and 93.4% of total consolidated revenues for the years ended December 31, 2011, 2010 and 2009, respectively.

The accounting policies used for the Company's reportable segments are the same as those described in Note A - Summary of Significant Accounting Policies. Income taxes are allocated based on income before tax expense.

Segment information for the years ended December 31, is as follows:

	Year Ended December 31, 2011

		Consumer	Total
	Banking	Finance	Company
Net interest income	$30,792	$3,079	$33,871
Provision expense	$4,809	$87	$4,896
Noninterest income	$6,327	$895	$7,222
Noninterest expense	$26,130	$2,169	$28,299
Tax expense	$1,483	$580	$2,063
Net income	$4,697	$1,138	$5,835
Assets	$789,744	$14,433	$804,177

	Year Ended December 31, 2010

		Consumer	Total
	Banking	Finance	Company
Net interest income	$30,074	$2,893	$32,967
Provision expense	$5,717	$154	$5,871
Noninterest income	$5,578	$576	$6,154
Noninterest expense	$24,756	$1,887	$26,643
Tax expense	$1,029	$482	$1,511
Net income	$4,149	$947	$5,096
Assets	$837,359	$14,155	$851,514

	Year Ended December 31, 2009

		Consumer	Total
	Banking	Finance	Company
Net interest income	$27,817	$2,874	$30,691
Provision expense	$3,049	$163	$3,212
Noninterest income	$7,132	$466	$7,598
Noninterest expense	$24,247	$1,913	$26,160
Tax expense	$1,843	$429	$2,272
Net income	$5,810	$835	$6,645
Assets	$797,276	$14,712	$811,988